Consolidated Statements of Comprehensive Income/ (Loss) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Revenue	¥ 342,506	¥ 337,314	¥ 306,245
Cost of revenues	(213,622)	(206,769)	(164,354)
Gross profit	128,884	130,545	141,891
Operating expenses and income
Selling and marketing expenses	(3,101)	(6,440)	(6,398)
General and administrative expenses	(54,586)	(47,667)	(43,485)
Government grants	2,036	2,097	4,277
Bad debt provision	(9)	(14)
Net operating expenses	(55,660)	(52,024)	(45,606)
Income from operations	73,224	78,521	96,285
Other income (expenses):
Interest income	1,422	1,128	1,124
Interest expense	(9,546)	(9,545)	(5,747)
Foreign currency exchange loss, net	(55)	(922)	(469)
Others, net	1,069	3,641	1,741
Income before income taxes	66,114	72,823	92,934
Income tax expenses	(20,017)	(15,042)	(14,034)
Net income from continuing operations	46,097	57,781	78,900
Discontinued Operations
Loss from discontinued operations	(14,976)	(5,088)	2,019
Gain on disposal of discontinued operations	7,285
Net income	38,406	52,693	80,919
Less: Net income attributable to non-controlling interests	1,081		101
Net income attributable to First High-school Education Group Co., Ltd.	37,325	52,693	80,818
Comprehensive Income
Income from continuing operations	46,097	57,781	78,900
Other comprehensive income: foreign currency translation	1,968	318	144
Comprehensive income - continued operations	48,065	58,099	79,044
Comprehensive income/( loss) - discontinued operations	(7,691)	(5,088)	2,019
Comprehensive Income	40,374	53,011	81,063
Comprehensive income attributable to non-controlling interests	1,081		101
Comprehensive income attribute to First High-school Education Group Co., Ltd.	¥ 39,293	¥ 53,011	¥ 80,962
Earnings per share:
Basic earnings per share from continued operation (in Yuan Renminbi per share)	¥ 0.52	¥ 0.69	¥ 1.12
Basic loss per share from discontinued operation (in Yuan Renminbi per share)	(0.09)	(0.6)	0.03
Diluted Earnings per share:
Diluted earnings per share from continued operation (in Yuan Renminbi per share)	0.51	0.67	1.12
Diluted earnings (loss) per share from discontinued operation (in Yuan Renminbi per share)	¥ (0.09)	¥ (0.06)	¥ 0.03
Weighted average number of ordinary share outstanding
Basic (in Shares)	86,838,700	83,925,002	70,488,700
Diluted (in Shares)	88,688,700	85,775,002	70,488,700